Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000200669
Shareholder Report [Line Items]
Fund Name	Penn Mutual AM Strategic Income Fund
Class Name	I Shares
Trading Symbol	PMUBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Penn Mutual AM Strategic Income Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund. You can also request this information by contacting us at 877-762-6552.
Additional Information Phone Number	877-762-6552
Additional Information Website	https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penn Mutual AM Strategic Income Fund, I Shares	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 169,417,639
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 370,644
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$169,417,639	92	$370,644	41%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Materials	0.6%
Communication Services	0.8%
Loan Participations	1.8%
Utilities	1.9%
Health Care	2.0%
Consumer Discretionary	3.3%
Energy	4.2%
Financials	5.6%
Industrials	5.8%
U.S. Treasury Obligations	13.5%
Asset-Backed Securities	19.1%
Mortgage-Backed Securities	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.625%	05/15/26	3.2%
U.S. Treasury Bills	0.000%	12/11/25	3.2%
FHLMC	3.000%	05/01/53	2.3%
FREMF Mortgage Trust, Ser K69, Cl B	3.854%	10/25/49	2.3%
FHLMC	5.000%	12/01/44	2.2%
PRKCM Trust, Ser 2023-AFC3, Cl A2	6.987%	09/25/58	2.2%
GNMA, Ser 2013-11, Cl LP	3.500%	01/20/43	2.0%
U.S. Treasury Notes	4.375%	07/31/26	1.8%
FHLMC, Ser 2016-4609, Cl QV	3.000%	05/15/44	1.8%
U.S. Treasury Bills	0.000%	08/12/25	1.8%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	877-762-6552
Updated Prospectus Web Address	https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund
C000220871
Shareholder Report [Line Items]
Fund Name	Penn Mutual AM 1847 Income Fund
Class Name	I Shares
Trading Symbol	PMEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Penn Mutual AM 1847 Income Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund. You can also request this information by contacting us at 877-762-6552.
Additional Information Phone Number	877-762-6552
Additional Information Website	https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penn Mutual AM 1847 Income Fund, I Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 75,230,496
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 111,404
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$75,230,496	94	$111,404	79%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Financials	1.2%
Real Estate	1.3%
Materials	2.2%
Utilities	2.3%
Communication Services	2.3%
Energy	7.2%
Health Care	8.9%
Consumer Staples	9.4%
Consumer Discretionary	11.1%
Industrials	13.3%
Information Technology	13.4%
U.S. Treasury Obligations	23.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.500%	11/15/25	6.6%
U.S. Treasury Notes	4.625%	03/15/26	5.3%
U.S. Treasury Notes	3.875%	03/31/27	5.3%
Pitney Bowes	6.700%	03/07/43	4.8%
U.S. Treasury Notes	3.625%	05/15/26	4.6%
Cerence	1.500%	07/01/28	2.6%
Terawulf	2.750%	02/01/30	2.5%
Spectrum Brands	3.875%	03/15/31	2.1%
Omnicell	0.250%	09/15/25	2.0%
U.S. Treasury Bond	4.250%	11/15/40	1.9%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	877-762-6552
Updated Prospectus Web Address	https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund